Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share Basic And Diluted [Abstract]
Schedule of Reconciliation of the Numerators and Denominators of the Basic and Diluted Net Income Per Share Computations

The following table illustrates the required disclosure of the reconciliation of the numerators and denominators of the basic and diluted net income per share computations during the years ended December 31, 2017, 2016 and 2015 (dollars in thousands, except per share amounts):

	2017	2016	2015
Net income available to common stockholders	$73,380	$24,527	$114,246

Shares outstanding:
Weighted average shares outstanding - basic	67,133,531	47,033,311	46,550,042
Effect of dilutive securities:
Stock options	98,294	96,515	120,479
RSUs	870,989	571,736	338,459
Weighted average shares outstanding - diluted	68,102,814	47,701,562	47,008,980

Net income per common share attributable to common stockholders - basic:	$1.09	$0.52	$2.45
Net income per common share attributable to common stockholders - diluted:	$1.08	$0.51	$2.43